Equity	9 Months Ended
Sep. 30, 2026
Equity [abstract]
Equity	Equity
Share Repurchase Authorization
On February 11, 2026, the Company announced that its Board of Directors approved a share repurchase authorization of up to $500 million of its ordinary shares. Under the repurchase authorization, GF may purchase its ordinary shares on a discretionary basis from time to time through open market repurchases, in privately negotiated transactions, through purchases made in compliance with Rule 10b-18 and/or Rule 10b5-1 under the Securities Exchange Act of 1934, as amended, or other means. The actual timing and amount of any share repurchases remains subject to a variety of factors, including share price, trading volume, market conditions, compliance with applicable legal requirements, and other general business considerations. The authorization does not require GF to repurchase any specific number of ordinary shares. The authorization is valid for an initial period of 12 months and may be modified, suspended or terminated at any time.
On March 13, 2026 the Company repurchased 7.3 million ordinary shares from Mubadala Technology Investment Company ("MTIC"), a majority shareholder, at the price of $40.85 per share, for an aggregate purchase amount of $300 million under our share repurchase authorization.
During the three and nine months ended September 30, 2026, the Company repurchased an additional 1.9 million ordinary shares for $100 million for a weighted average price of $52.07 and 4.2 million ordinary shares for $200 million for a weighted average price of $47.62, respectively, in open market transactions. In total, during the nine months ended September 30, 2026, the Company repurchased 11.5 million ordinary shares for an aggregate purchase price of $500 million, at a weighted average price of $43.31 per share.
As of September 30, 2026, there was no remaining amount available for share repurchases under our share repurchase authorization.
Securities Issuance Agreement
On September 3, 2026, the Company entered into a Securities Issuance Agreement (the “Agreement”) with the USG. Pursuant to the Agreement, the Company agreed to issue to the USG 9.9 million ordinary shares (the "Shares"), par value of $0.02 per share. The Shares are subject to certain transfer and voting restrictions.
The Shares were measured at fair value on the issuance date in accordance with IFRS 2, Share-based Payment. The fair value was determined using the Company’s closing stock price of $44.53 per share on September 3, 2026. Accordingly, $441 million was recognized as expense within the “Other income/expense” line in the consolidated statements of operations.